1933 Act File No. 33-44737
                                          1940 Act File No. 811-6511

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.    15   ...................         X
                                 --------                         ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   16   ...................................         X
                  -------                                         ----

                                  REGIONS FUNDS
                        (formerly, First Priority Funds)

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
__  on ____________________ pursuant to paragraph (b)
 X  60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037





PROSPECTUS
LOGO

                                  REGIONS FUNDS
                        (FORMERLY, FIRST PRIORITY FUNDS)
                                  TRUST SHARES
                                INVESTMENT SHARES

      O REGIONS TREASURY MONEY MARKET FUND           OREGIONS BALANCED FUND

      O REGIONS LIMITED MATURITY GOVERNMENT FUND     OREGIONS VALUE FUND

      O REGIONS FIXED INCOME FUND                    OREGIONS GROWTH FUND

                                          O REGIONS AGGRESSIVE GROWTH FUND


SHARES OF THE REGIONS FUNDS, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS, NOT FEDERALLY INSURED, AND NOT GUARANTEED. REGIONS FUNDS SHARES MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


January 31, 1999


                       TABLE OF CONTENTS [TO BE INSERTED]

INVESTMENT RISKS

Regions Bank Capital Management Group (Adviser) is the investment adviser to the Regions Funds. The Regions Funds offer investment opportunities to a wide range of investors, from investors with short-term goals and wish to take little investment risk to those investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards.

GENERAL RISKS. In all types of investments, reward and risk go hand in hand. All mutual funds, including the Regions Funds, take investment risks. These risks may result in a decline in the value of your fund shares. For example, equity funds must contend with the volatility and unpredictability of the U.S. stock market. Income and bond funds invest in debt securities, the price of which can be expected to decrease when interest rates increase. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the fund's portfolio. Mortgage-backed and asset-backed securities are subject to prepayment risks, which generally occurs when interest rates fall.

In addition, an investment in any of the Regions Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Loss of money is a risk of investing in any of the Regions Funds.

REGIONS FUNDS

TREASURY MONEY MARKET FUND

     GOAL. To provide current income consistent with stability of principal and liquidity.

STRATEGY. The Fund invests in U.S. Treasury obligations maturing in 397 days or less. The Fund will comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Treasury Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

SEE APPENDIX FOR DESCRIPTION OF THE BAR CHART

LIMITED MATURITY GOVERNMENT FUND

GOAL. To achieve current income.

STRATEGY. The Fund invests primarily in securities that are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in such securities. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. The Adviser will attempt to minimize principal fluctuation and increase return through, among other things, diversification, careful credit analysis and security selection, and adjustments of the Fund's average portfolio maturity. The Fund intends to maintain an average dollar-weighted maturity between one and one-half and three years, although the Fund may purchase individual securities with longer maturities.

SEE APPENDIX FOR DESCRIPTION OF THE BAR CHART

FIXED INCOME FUND

GOAL. To achieve current income with a secondary goal of capital appreciation.

STRATEGY. The Fund invests only in high grade debt securities under normal circumstances, at least 65% of the Fund's total assets will be invested in fixed-rate bonds and debentures. The Fund also invests in U.S. government securities. The Fund selects securities based upon fundamental macroeconomic, credit and market analysis. Normally, the Fund's average maturity will be between three and ten years.

SEE APPENDIX FOR DESCRIPTION OF THE BAR CHART

BALANCED FUND

     GOAL. To provide total return through capital appreciation, dividends and interest.

STRATEGY. The Fund invests primarily in common and preferred stock, convertible securities, and fixed income securities. Under normal market conditions, the Fund will maintain at least 25% of its assets in fixed-income senior securities and at least 25% of its assets in common stocks. The remaining 50% may be invested in these securities, as well as American Depositary Receipts (ADRs), collateralized mortgage obligations (CMOs), U.S. government securities, or other investments as determined by the Adviser based on the Adviser's assessment of the economy and the markets. The Adviser may shift between types of investments to attempt to maximize returns or reduce risk to the Fund.

SEE APPENDIX FOR DESCRIPTION OF THE BAR CHART

VALUE FUND

GOAL. To provide income and growth of capital.

STRATEGY. The Fund invests in income-producing equity securities such as common and preferred stock, warrants, and securities (including debt securities) convertible into common stocks. Generally, these stocks are issued by companies with a market capitalization of $1 billion or more. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.

SEE APPENDIX FOR DESCRIPTION OF THE BAR CHART

GROWTH FUND

GOAL. To provide growth of capital and income.

STRATEGY. The Fund invests in common stock of companies with market capitalizations of at least $250 million. Most stocks in which the Fund invests will be of companies with a market capitalization of $1 billion or more. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.


SEE APPENDIX FOR DESCRIPTION OF THE BAR CHART

AGGRESSIVE GROWTH FUND

GOAL. To provide long-term capital appreciation.

STRATEGY. The Fund invests primarily in equity securities of companies with small to medium-sized market capitalizations of $5 billion or less. The Fund may also invest in larger companies that, in the opinion of the Adviser, possess attractive appreciation potential. Under normal market conditions, the Fund intends to invest in equity securities of companies with prospects for above-average growth in revenues and/or earnings.

SUMMARY OF FUND EXPENSES -NUMBERS  TO BE INSERTED

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Regions Funds.

                            Treasury Money      Maturity     Fixed Income
                                Market         Government        Fund       Balanced
                                 Fund             Fund           Trust         Fund
                                Trust            Trust         Investment   Trust
                              Investment       Investment       Shares      Investment
                                Shares           Shares                        Shares
Shareholder Fees (fees
paid directly from your
investment)
Maximum Sales Charge                        None            None            None
Imposed on Purchases        None            None            None            None
(as a percentage of         None
offering price)
Maximum Sales Charge                        None            None            None
Imposed on Reinvested       None            None            None            None
Dividends (as a             None
percentage of offering
price)
Contingent Deferred                         0.00%           0.00%           0.00%
Sales Charge (as a          0.00%           3.00%           3.00%           3.00%
percentage of original      0.00%
purchase price or
redemption proceeds, as
applicable)(1)
Redemption Fees (as a                       None            None            None
percentage of amount        None            None            None            None
redeemed, if applicable)    None
Exchange Fee                                None            None            None
                            None            None            None            None
                            None
Maximum Account Fee                         None            None            None
                            None            None            None            None
                            None

Annual Operating
Expenses (maximum
expenses that could be
deducted from assets) *
Management Fee (before         0.50%            0.70%           0.75%         0.80%
waiver) (2)........
Distribution (12b-1)      None              None            None            None
Fee (3)                   0.40%             0.25%           0.30%           0.30%
Other Expenses
     Shareholder          None              None            None            None
Servicing Fee             None              0.25%           0.25%           0.25%
 .................
Total Operating


Expenses (4). (BEFORE WAIVER)....
ALTHOUGH NOT CONTRACTUALLY OBLIGATED, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998 Waiver of Fund Expenses
  TOTAL ACTUAL ANNUAL
FUND OPERATING EXPENSES
(AFTER WAIVERS)
                                            None                 None
                            None            None
                            None
Shareholder Fees (fees                      None                 None
paid directly from your     None            None
investment)                 None
Maximum Sales Charge                        0.00%               3.00%
Imposed on Purchases        0.00%           3.00%
(as a percentage of         3.00%
offering price)
Maximum Sales Charge                        None                 None
Imposed on Reinvested       None            None
Dividends (as a             None
percentage of offering
price)
Contingent Deferred                         None                 None
Sales Charge (as a          None            None
percentage of original      None
purchase price or
redemption proceeds, as
applicable)(1)
Redemption Fees (as a                       None                 None
percentage of amount        None            None
redeemed, if applicable)    None
Exchange Fee
Maximum Account Fee



Annual Operating               0.80%            0.80%           0.75%
Expenses (maximum
expenses that could be
deducted from assets) *
                          None              None                0.30%
                          0.30%             0.30%
Management Fee (before waiver) (2).........
Distribution (12b-1)      None              None                 None
Fee(3)                    0.25%             0.25%
Other Expenses
     Shareholder
Servicing Fee

Total Operating
Expenses (4).. (BEFORE
WAIVER).....................
ALTHOUGH NOT CONTRACTUALLY OBLIGATED, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998 Waiver of Fund Expenses
  TOTAL ACTUAL ANNUAL
FUND OPERATING EXPENSES
(AFTER WAIVERS)

(1) The contingent deferred sales charge is 3.00% in the first year declining to 1.00% in the third year and 0.00% thereafter for all Regions Funds, except the Treasury Money Market Fund. (See "__________".) Shareholders who purchase Investment Shares of the Treasury Money Market .Fund through exchange of Investment Shares of another Regions Fund, may be charged a contingent deferred sales charge by the Trust's distributor.

No contingent deferred sales charge will be imposed on: (a) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per Share, (b) Shares acquired through reinvestment of dividends and capital gains, (c) Shares held more than three years after the end of the calendar month of acquisition, (d) accounts following the death or disability of a shareholder, (e) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan, (f) shares purchased prior to June 1, 1997, or (g) involuntary redemptions by the Funds of shares in shareholder accounts that do not comply with the minimum balance requirements.

(2) It is anticipated that the adviser will voluntarily waive a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fee (after the voluntary waiver) is expected to be ____% for the _____________ Fund for the fiscal year ending November 30, 1999.

(3) The Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund and Aggressive Growth Fund have no intention of paying or accruing 12b-1 fees during the fiscal year ending November 30, 1999.

(4) The actual Total Operating Expenses were % and %, for Treasury Money Market Fund - Trust Shares and Treasury Money Market Fund - Investment Shares after the voluntary reduction of the management fee.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Regions Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Treasury  Limited
                         Money     Maturity   Fixed     Balanced
                          Market   Government  Income     Fund
                           Fund       Fund      Fund
                         -----------------------------------------
1
Year...............................................
3
Years..............................................
5
Years..............................................
10
Years............................................
                                              Aggressive
                                               Growth
                         Value     Growth       Fund
                           Fund       Fund
                         -------------------------------
1
Year................................................
3
Years..............................................
5
Years..............................................
10
Years............................................

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE REGIONS FUNDS?

EQUITY SECURITIES RISKS. The FIXED INCOME FUND, BALANCED FUND, VALUE FUND, GROWTH FUND, and AGGRESSIVE GROWTH FUND are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the GROWTH FUND, the BALANCED FUND and, particularly, AGGRESSIVE GROWTH FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-capitalization companies.

FIXED INCOME SECURITIES RISKS. Risks of fixed income securities will impact the FIXED INCOME FUND and LIMITED MATURITY FUND, but might also affect the BALANCED FUND, VALUE FUND and AGGRESSIVE GROWTH FUND.

Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value of a Fund holding the security to go down.

If interest rates decline, an issuer may repay a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

MORTGAGE-BACKED SECURITIES RISKS. Mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

FUTURES AND OPTIONS RISKS. On behalf of a Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close a option or futures position due to conditions in the market, the Fund could lose money.

CONCENTRATION RISKS. When the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the VALUE FUND is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The GROWTH FUND is expected to be weighted in the technology, consumer services, consumer non-durables and consumer staples sectors. The AGGRESSIVE GROWTH FUND will emphasize technology stocks.

YEAR 2000 READINESS. The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund. While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

PRINCIPAL STRATEGIES

TREASURY MONEY MARKET FUND

The Fund invests primarily in short-term obligations of the U.S. Treasury. The Fund may also invest in short-term AAA-rated securities of other investment companies, and engage in when-issued and delayed-delivery transactions. Consistent with the Fund's AAA rating by Standard & Poor's, the Fund will maintain an average maturity of 60 days or less.

The Fund's primary objective is the production of current income while maintaining liquidity and stability of principal. To the extent that Fund income is derived from investments in U.S. Treasury securities, interest earned from the Fund may be exempt from state income taxation.

LIMITED MATURITY GOVERNMENT FUND

The Fund invests in high-grade debt securities and will, under normal market conditions, have at least 65% of its total assets invested in fixed-rate bonds. The Fund manager employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage-backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of 1.5 to 3 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened.

Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade fixed-income securities with short- to intermediate-term maturities.

FIXED INCOME FUND

The Fund invests in high-grade debt securities and will, under normal market conditions, have at least 65% of its total assets invested in fixed-rate bonds. The Fund manager employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage-backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of 3 to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened.

Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade, intermediate-term, fixed-income securities.

BALANCED FUND

The Fund invests in both equity and fixed-income investments, and will maintain a minimum of 25% of Fund assets in each asset class. The remaining 50% of Fund assets may be allocated between stocks and bonds, at the discretion of the Fund manager.

The Fund's equity allocation will focus on high-quality, large-capitalization companies. Using a blend of growth and value styles, the Fund manager seeks to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly.

The Fund's fixed income allocation focuses on intermediate-term debt securities, with an emphasis on U.S. Treasury and governmental agency issues. Corporate bond issues with a minimum credit rating of "A" (S & P/ Moody's) at the time of purchase may also be included as yield spreads become attractive.

VALUE FUND

The Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth. The Fund manager attempts to identify those sectors of the economy which, given the current phase of the business cycle, are likely to realize gains in share prices as market valuation factors re-adjust over time. Selected sectors and companies will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields generally will be higher than market averages. Common and preferred stocks are expected to produce dividends, and will generally possess market capitalizations of at least $250 million. Convertible securities of smaller companies may also be included in the Fund's portfolio.

The Fund manager seeks to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly.

GROWTH FUND

The Fund invests in the common stocks of companies expecting to achieve above-average growth in earnings. The Fund manager selects industry sectors which expect favorable earnings growth, given the current phase of the business cycle. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit large market capitalizations and above-average price/earnings (P/E), price-to-book, and return on assets ratios. Dividend yields may be lower than market averages, owing to the growth emphasis of the Fund.

In addition to seeking companies with above-average potential for growth, the Fund manager will seek to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's target price, and adjusts the Fund's holdings accordingly.

AGGRESSIVE GROWTH FUND

The Fund invests primarily in equities of small- to medium-sized companies whose market capitalization ranges from $300 million to $5 billion. The Fund may, as market conditions warrant, invest a portion of is assets in large-capitalization companies exhibiting above-average potential. The Fund manager seeks to identify companies with superior prospects for growth in revenues and earnings. Given recent market trends and expectations, the Fund may invest a substantial portion of its assets in the equities of technology and technology-related companies. These sectors have achieved substantial market growth in recent years, but exhibit greater volatility in earnings, dividends, and share prices than major market indices such as the S & P 500.

PORTFOLIO TURNOVER
Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and impact Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

TEMPORARY INVESTMENTS
To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, the Funds may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.

SECURITIES DESCRIPTIONS

EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the BALANCED FUND, VALUE FUND, GROWTH FUND, and AGGRESSIVE GROWTH FUND invest.

   COMMON STOCKS are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. Generally, investors in fixed income securities are creditors of the issuer. The issuer must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer is entitled to redeem the security before its scheduled maturity, the price and yield on the security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Funds invest.

   TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

   AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full, faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

   The Funds treat mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risk, it does not reduce the market and prepayment risks.

   CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

   MORTGAGE-BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

   Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

   In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

DEMAND MASTER NOTES. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an investor. These notes are payable (in full or in part) on demand by either party, usually with one to seven days notice. They generally pay a floating or variable interest rate, and the principal amount may be periodically increased or decreased at the investor's option.


HOW TO BUY SHARES

WHAT DO SHARES COST?

You can buy shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price. NAV is determined for the Funds (other than TREASURY MONEY MARKET FUND) at the end of regular trading (normally 4:00 p.m. Eastern Time) each day the NYSE is open. The NAV for the TREASURY MONEY MARKET FUND is determined twice daily at 12:00 Noon (Eastern Time) and 4:00 p.m. (Eastern Time).

To open an account with the Regions Funds, your first investment must be at least $25,000 for Trust Shares and $1,000 for Investment Shares. If you are an officer, director, employee or retired employee of Regions Bank, or would like to open an IRA account, the minimum initial investment is $500 for Investment Shares. However, you can add to your existing Regions Funds account directly or through the Funds' Systematic Investment Program for as little at $100. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your share transaction.

SALES CHARGE WHEN YOU REDEEM AGGRESSIVE GROWTH FUND AND INVESTMENT SHARES ONLY Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). A CDSC applies to the Aggressive Growth Fund and the Funds that offer Investment Shares, with the exception of the TREASURY MONEY MARKET FUND,

       ------------------------------------------------------------
       SHARES HELD UP TO:                                CDSC
       ------------------------------------------------------------
       ------------------------------------------------------------
       1 year                                           3.00%
       ------------------------------------------------------------
       ------------------------------------------------------------
       2 years                                          2.00%
       ------------------------------------------------------------
       ------------------------------------------------------------
       3 years                                          1.00%
       ------------------------------------------------------------
       ------------------------------------------------------------
       4 years                                          0.00%
       ------------------------------------------------------------
      YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:
      oif you are an officer, director, employee or retired employee of Regions
       Bank, or its affiliates, and your spouse and dependent children;
      oif you are a Regions Management Account customer; or oif you are a trust customer redeeming through the Trust departments of
       Regions Bank, or its affiliates. The Trust departments may charge fees for services provided.

      IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:
      oon the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV; oon shares acquired through reinvestment of dividends and capital gains; oon shares held more than 3 years after the end of the calendar month of acquisition; oif your redemption is a required distribution and you are over the age of 70 1/2 from an individual retirement account or other retirement plan;
      oupon the death or disability of the shareholder(s) of the account;
      oon shares purchased prior to June 1, 1997; or owhen the Fund redeems your Shares and closes your account for failing to meet the minimum balance requirement.

      If your redemption qualifies the Distributor must be notified at the time of redemption to eliminate the CDSC.

      TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUNDS WILL SELL YOUR SHARES IN THE FOLLOWING ORDER: oShares that are not subject to a CDSC; oShares held the longest; and othen, the CDSC is based on the NAV at the time you purchased or redeemed those Shares, whichever is lower.

DEALER CONCESSIONS: For Aggressive Growth Fund shares and Investment Shares redeemed, with the exception of the TREASURY MONEY MARKET FUND, a dealer may receive up to 100% of the CDSC. The dealer may be advanced a portion of the CDSC at the time of purchase or upon payment arrangements made between the dealer and the Distributor. Such payments may be in the form of cash or promotional incentives.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp., a subsidiary of Federated Investors, Inc., is the principal distributor for shares of the Funds and a number of other investment companies. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon shares owned by their clients or customers. These services include general marketing services distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' shares.

RULE 12B-1 PLAN (AGGRESSIVE GROWTH FUND AND INVESTMENT SHARES ONLY). The Regions Funds has adopted a Rule 12b-1 Plan on behalf of the AGGRESSIVE GROWTH FUND and Investment Shares of the Funds. The 12b-1 fee paid by the AGGRESSIVE GROWTH FUND and Investment Shares of the other Fund's is as follows:

-----------------------------------------------------------
           FUND                  12B-1 FEE PAID AS A
                             PERCENTAGE INVESTMENT SHARES
                                        ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
LIMITED MATURITY                        0.25%
GOVERNMENT FUND
----------------------------
-----------------------------------------------------------
FIXED INCOME FUND
----------------------------
----------------------------
BALANCED FUND
----------------------------
----------------------------
VALUE FUND                              0.30%
----------------------------
----------------------------
GROWTH FUND
----------------------------
----------------------------
AGGRESSIVE GROWTH FUND
----------------------------
-----------------------------------------------------------
TREASURY MONEY MARKET FUND              0.40%
-----------------------------------------------------------

The Distributor and financial intermediaries are paid a 12b-1 fee for the sale, distribution and customer servicing of the AGGRESSIVE GROWTH FUND and Investment Shares of the Funds. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different sales charges and marketing fees.

HOW DO I PURCHASE SHARES?

Trust customers may purchase shares of any Fund by contacting their local Trust Administrator or by telephoning Regions Bank at 1-800-433-2829.

You may purchase the AGGRESSIVE GROWTH FUND and Investment Shares by contacting your local Regions Investment Company, Inc. (RICI) office or telephone RICI at 1-800-456-3244. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805.

You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by a Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Fund by 11:00 a.m. (Central Time) for the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's NAV. Payment for the purchase of TREASURY MONEY MARKET FUND shares is normally required the same business day. For settlement of an order for the other Funds, payment must be received within three business days of receipt of the order. Each Fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, RICI, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGE
You may exchange Shares of a Fund into Shares of the same class of another Fund at NAV by calling or writing to Regions Bank or RICI, as appropriate. AGGRESSIVE GROWTH FUND shareholders may exchange their shares for Shares of any of the other Regions Funds. Shareholders of AGGRESSIVE GROWTH FUND should contact their Trust Administrator or RICI representative, as appropriate. Texas residents must telephone Federated Securities Corp. at 1-800-356-2805 to exchange shares. To do this, you must: w meet any minimum initial investment requirements; and w receive a prospectus for the Fund into which you wish to exchange.

       Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

       Investment Shares of any Fund may be exchanged-for Investment Shares of another Fund without the imposition of a contingent deferred sales charge. However, if the shareholder redeems the exchange-for shares within three years of the original purchase of exchanged shares, a contingent deferred sales charge will be imposed.

       The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

       Shareholders contemplating exchanges into the Regions Funds should consult their tax advisers since the tax advantages of each Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

       BY TELEPHONE: Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for Shares to be exchanged that day. Orders for exchange received after 3:00 p.m. (Central Time) on any business day will be executed at the close of the next business day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

HOW DO I REDEEM SHARES?

You may redeem your Fund shares by several methods. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

To redeem Trust Shares, trust customers of Regions Bank should telephone their Trust Administrator. Investment Shares may be redeemed by telephoning their local RICI office. Shareholders of AGGRESSIVE GROWTH FUND should contact their Trust Administrator or RICI representative, as appropriate. Shareholders who purchased shares through an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

To redeem Shares by mail, written requests must be received in proper form and can be made through the trust Department, RICI or any Authorized Dealer. The redemption request should include the shareholder's name, Fund name and class of shares, account number and the share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund. Shareholders are encouraged to telephone the Trust Department, or RICI for assistance in redeeming by mail.

Redemption requests for the Funds must be received by 11:00 a.m. (Central Time) for the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be mailed, or wired to the shareholder's account at Regions Bank within five business days, but in no event more than seven days, after the request is made.

WILL I BE CHARGED A FEE FOR REDEMPTIONS?

Trust Shares of any of the Funds and Investment Shares of the TREASURY MONEY MARKET FUND are not subject to a redemption fee. Depending on when you redeem your AGGRESSIVE GROWTH FUND and Investment Shares of the other Funds, you may be charged a fee by the Fund for redeeming your shares . See "How to Buy Shares" - "Sales Charge When You Redeem AGGRESSIVE GROWTH FUND and INVESTMENT SHARES ONLY." You may also be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than RICI or the Regions Banks). Consult your Authorized Dealer or service provider for more information, including applicable fees.

ADDITIONAL CONDITIONS FOR REDEMPTIONS

SIGNATURE GUARANTEES

In the following instances, you must have a signature guarantee on written redemption requests:

  - when you want a redemption to be sent to an address other than the one you have on record with the Fund; - when you want the redemption payable to someone other than the shareholder of record; or - when your redemption is to be sent to an address of record that was changed within the last 90 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, BUT NOT BY A NOTARY PUBLIC.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
w  to allow your purchase payment to clear;
w during periods of market volatility; or w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.


ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). The TREASURY MONEY MARKET FUND sends you monthly confirmations to report all transactions including dividends paid during the month. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

DIVIDENDS AND CAPITAL GAINS
-----------------------------------------------------------
           FUND              DIVIDENDS DECLARED AND PAID
-----------------------------------------------------------
-----------------------------------------------------------
BALANCED FUND
----------------------------
----------------------------
VALUE FUND
----------------------------
----------------------------
GROWTH FUND                           QUARTERLY
----------------------------
----------------------------
AGGRESSIVE GROWTH FUND
----------------------------
-----------------------------------------------------------
TREASURY MONEY MARKET FUND
----------------------------
----------------------------
FIXED INCOME FUND                      MONTHLY
----------------------------
----------------------------
LIMITED MATURITY
GOVERNMENT FUND
-----------------------------------------------------------

Dividends are declared and paid to shareholders invested in a Fund on the record date.

In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount. Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION

FEDERAL INCOME TAX

The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily dividends for the TREASURY MONEY MARKET FUND and LIMITED MATURITY GOVERNMENT FUND and both dividends and capital gains for all other Funds. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

REGIONS FUNDS INFORMATION

MANAGEMENT OF THE REGIONS FUNDS
The Board of Trustees governs the Trust. The Board selects and oversees the Adviser, Capital Management Group. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 417 North 20th Street, Birmingham, Alabama, 35203.

ADVISER'S BACKGROUND
Capital Management Group is a wholly owned subsidiary of Regions Financial Corp., a bank holding company organized under the laws of the State of Delaware, and is a member of the Regions Bank organization. Regions Financial Corp. is one of only nine banking companies in the nation to be named to Keefe, Bruyette & Woods, Inc.'s 1996 Bank Honor Roll, which recognizes companies that continually report annual increases in their earnings per share. As of December 31, 1998, the Adviser was one of the 100 largest bank holding companies in the United States and had approximately $___ billion in assets under management.


PORTFOLIO MANAGERS
-------------------------------------------------------------------
   PORTFOLIO       FUNDS MANAGED                        BIOGRAPHY
    MANAGER
-----------------------------------------------------------------------------
J. KENNETH      Regions Funds        Senior Vice President and Director. Manager of
ALDERMAN, CFA                        the Capital Management Group; responsible for
                                     the comprehensive investment policy of the
                                     group and the Regions Family of Mutual Funds.
                                     Experience: 15 years investment experience,
                                     including ten years of investment experience
                                     with the Trust Division of Regions Bank; two
                                     years commercial bank experience. Education:
                                     B.S., Accounting, Auburn University, 1973 ;
                                     M.B.A., Florida State University, 1976;
                                     Certified Public Accountant, 1975; National
                                     Graduate Trust School, 1985; Chartered
                                     Financial Analyst, 1989. Affiliations: Member,
                                     Institute of Chartered Financial Analysts,
                                     Association for Investment Management and
                                     Research, and American Institute of Certified
                                     Public Accountants.
MARY LYNN Fixed Income Fund Vice President, Chief Investment Strategist BRONNER,
CFA Balanced Fund and Senior Fixed Income Portfolio Manager.
                (co-manager)         Responsible for the day-to-day management of
                                     Regions Fixed Income Fund (July, 1997) and
                                     co-manager of the Regions Balanced Fund. Ms.
                                     Bronner served as portfolio manager for
                                     Regions Limited Maturity Government Fund from
                                     January, 1997 until taking over the Fixed
                                     Income Fund in July, 1997. She also serves as
                                     a member of the Capital Management Group as
                                     portfolio manager and Fixed Income Strategist.
                                     Experience: 19 years investment experience,
                                     specifically seven years as Portfolio Manager
                                     for Regions Financial Corporation under its
                                     predecessor, First Alabama Bank; seven years
                                     as a Registered Investment Advisor with The
                                     Bronner Group. Education: B.S., Finance,
                                     University of Tennessee, 1977; M.B.A., Auburn
                                     University at Montgomery, 1980; Jurisdoctor
                                     Law, Jones Law Institute, 1984; and Chartered
                                     Financial Analyst, 1982. Affiliations: Member,
                                     Alabama State Bar, Institute of Chartered
                                     Financial Analysts, and Association for
                                     Investment Management and Research.
JOHN M. HAIGLER Limited Maturity     Vice President and Portfolio Manager.
                Government Fund      Responsible for the day-to-day management of
                                     Regions Limited Maturity Government Fund
                                     (July, 1997). Mr. Haigler previously served as
                                     portfolio manager of Regions Treasury Money
                                     Market Fund (April, 1992-December, 1993) and
                                     as portfolio manager of Regions Limited
                                     Maturity Government Fund (December,
                                     1993-Janaury, 1997). He is responsible for
                                     management of the Trust Division's short-term
                                     income funds and for commercial paper and
                                     certificates of deposit investments. Mr.
                                     Haigler also serves as an active member of the
                                     Capital Management Group and as portfolio
                                     manager and analyst. Experience: 20 years
                                     investment experience, 27 years with Regions
                                     Bank. Education: B.A., Huntington College,
                                     1963. Affiliations: Member, Alabama Society of
                                     Financial Analysts and Association of
                                     Investment Management and Research.
JOHN E.         Growth Fund          Vice President and Senior Equity Portfolio
STEINER, CFA    Balanced Fund        Manager. Responsible for day-to-day management
                                     of the Regions Growth Fund and co-manager of
                                     the Regions Balanced Fund. Served as portfolio
                                     manager of the Regions Treasury Money Market
                                     Fund from December, 1993 until taking over the
                                     Balanced Fund on June 1, 1996. He actively
                                     manages employee benefit and personal trust
                                     accounts as well as contributes to the
                                     formulation of equity and fixed income
                                     strategies. Experience: 12 years investment
                                     experience, specifically Employee Benefits,
                                     Personal Trust, and Endowments; 13 years with
                                     Regions Bank. Education: B.S., Industrial
                                     Management, Auburn University, 1981; Chartered
                                     Financial Analyst, 1996. Affiliations: Member,
                                     Chartered Financial Analyst, and the
                                     Association for Investment Management and
                                     Research.
JAMES L.        Value Fund           Vice President and Senior Equity Analyst.
SAVAGE, CFA                          Responsible for the day-to-day management of
                                     the Regions Value Fund (January, 1996). Also
                                     serves as an active member of the Capital
                                     Management Group as portfolio manager and
                                     analyst. Experience: eight years investment
                                     analysis and portfolio management. Joined
                                     Regions Bank (November, 1995) to bring further
                                     expertise to investment team. Previously had
                                     been a trust portfolio manager for a large
                                     regional bank in the Southeast which utilized
                                     a value style of equity management. Education:
                                     B.S., Finance, Auburn University, 1987; M.S.,
                                     Finance, Georgia State University, 1991;
                                     Chartered Financial Analyst, 1995.
                                     Affiliations: Member, Chartered Financial
                                     Analysts, Member & Board of Directors, Alabama
                                     Society of Financial Analysts, Association of
                                     Investment Management and Research.
CHARLES A.      Aggressive Growth    Vice President and Portfolio Manager. Served
MURRAY, CFA     Fund                 as Portfolio Manager and Analyst in the
                                     Capital Management Group managing equity
                                     portfolios and balanced accounts since 1974.
                                     Joined Regions Bank in June, 1972. Served as a
                                     Portfolio Manager for small/mid-cap common
                                     trust funds, a convertible income fund and a
                                     fixed income fund from 1978 through 1992.
                                     Education: B.S., University of Alabama, 1970;
                                     Chartered Financial Analyst, 1993.
                                     Affiliations: Member, Alabama Society of
                                     Financial Analysts, Association for Investment
                                     Management and Research.
TERRY K. ALBANO Treasury Money       Portfolio Manager. Responsible for the
                Market Fund          day-to-day management of the Regions Treasury
                                     Money Market Fund (July, 1996). Also serves as
                                     an active member of the Capital Management
                                     Group as portfolio manager and analyst.
                                     Experience: nine years investment analysis and
                                     portfolio management including serving as
                                     director of cash management for a
                                     publicly-held food service company. Education:
                                     B.S. Finance, University of South Alabama,
                                     1989. Affiliations: Member, Alabama Society of
                                     Financial Analysts, Association for Investment
                                     Management and Research.



ADVISORY FEES
The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:

                FUND                              ADVISORY FEE
                TREASURY MONEY MARKET FUND............ 0.50%
                LIMITED MATURITY GOVERNMENT FUND...... 0.70%
                FIXED INCOME FUND..................... 0.75%
                GROWTH FUND........................... 0.80%
                VALUE FUND............................ 0.80%
                BALANCED FUND......................... 0.80%
                AGGRESSIVE GROWTH FUND................ 0.75%

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.


FINANCIAL HIGHLIGHTS -- TO BE INSERTED]

REGIONS FUNDS

A Statement of Additional Information (SAI) dated January 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Funds' annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge write to or call Regions Funds at 1-800-433-2829.

You can obtain information about the Regions Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., 20549-6009, or from the SEC's Internet Web site at: http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Regions Funds
417 North 20th Street
P.O. Box 10247
Birmingham, Alabama 35203
1- 800-433-2829


Federated Securities Corp.
Distributor



G00___-01 (1/99)

SEC File No. 811-6511

CUSIP
75913Q886        75913Q878
75913Q860        75913Q852
75913Q704        75913Q803
75913Q100        75913Q209
75913Q506        75913Q605
75913Q308        75913Q407
75913Q845







                                  REGIONS FUNDS


                        (FORMERLY, FIRST PRIORITY FUNDS)


                                  TRUST SHARES

                                INVESTMENT SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                January 31, 1999






      O REGIONS TREASURY MONEY MARKET FUND           OREGIONS BALANCED FUND
      O REGIONS LIMITED MATURITY GOVERNMENT FUND     OREGIONS VALUE FUND
      O REGIONS FIXED INCOME FUND                    OREGIONS GROWTH FUND
                                             O REGIONS AGGRESSIVE GROWTH FUND


    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Regions Funds, dated January 31, 1999. This SAI incorporates by reference the Funds' Annual Report. You may obtain the prospectus or Annual Report, without charge by calling the Trust at 1-800-433-2829.

    5800 CORPORATE DRIVE
    PITTSBURGH, PENNSYLVANIA 15237-7010

CUSIP
75913Q886        75913Q878
75913Q860        75913Q852
75913Q704        75913Q803
75913Q100        75913Q209
75913Q506        75913Q605
75913Q308        75913Q407
75913Q845

G0_____(1/99)

FEDERATED SECURITIES CORP.
Distributor

A subsidiary of  FEDERATED INVESTORS, INC.

TABLE OF CONTENTS

HOW ARE THE FUNDS ORGANIZED



SECURITIES IN WHICH THE FUNDS INVEST


SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS


INVESTMENT LIMITATIONS


DETERMINING MARKET VALUE OF SECURITIES


WHO DO SHARES COST


HOW IS THE FUND SOLD


HOW TO BUY SHARES


ACCOUNT AND SHARE INFORMATION



BANKING LAWS


WHAT ARE THE TAX CONSEQUENCES


WHO MANAGES THE FUNDS


HOW DOES THE FUND MEASURE PERFORMANCE


PERFORMANCE COMPARISONS


ECONOMIC AND MARKET INFORMATION


FINANCIAL STATEMENTS


APPENDIX


ADDRESSES

HOW ARE THE FUNDS ORGANIZED
The Regions Funds (Trust) was established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." As of the date of this Statement, the Trust consists of seven separate portfolios of securities (Funds) which are as follows: Regions Treasury Money Market Fund (Treasury Money Market Fund); Regions Limited Maturity Government Fund (Limited Maturity Government Fund); Regions Fixed Income Fund (Fixed Income Fund); Regions Balanced Fund (Balanced Fund); Regions Value Fund, (Value Fund, formerly, Regions Equity Income Fund); Regions Growth Fund, (Growth Fund, formerly, Regions Equity Fund); and Regions Aggressive Growth Fund (Aggressive Growth Fund). Shares of the Funds, except the Aggressive Growth Fund, are offered in two classes of shares, Trust Shares and Investment Shares (individually and collectively referred to as "Shares" as the context may require). This SAI relates to both classes of the above-mentioned Shares of the Funds. The Funds (other than Treasury Money Market Fund and Aggressive Growth
Fund) did not offer the Trust Shares class until January 1998.

SECURITIES IN WHICH THE FUNDS INVEST
Following is a table that indicates which types of securities are a:
    P = PRINCIPAL investment of a Fund; (shaded in chart) A = ACCEPTABLE (but not principal) investment of a Fund; or N = NOT AN ACCEPTABLE investment of a Fund.


------------------------------------------------------------------------------------------
SECURITIES                     TREASURY  LIMITED   FIXED  BALANCEDVALUE  GROWTH   AGGRESSIVE
                               MONEY     MATURITY  INCOME FUND    FUND   FUND     GROWTH
                               MARKET    GOVERNMENTFUND                           FUND
                               FUND      FUND
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS   N         N         N      A       A      A        A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES        N         A         A      A       N      N        N
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
BANK INSTRUMENTS               N         A         A      A       A      A        A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
BORROWING1                     A         A         A      A       A      A        A
------------------------------------------------------------------------------------------
COMMERCIAL PAPER               N         A         A      A       A      A        A
---------------------------------------------------               ------------------------
------------------------------------------------------------------------------------------
COMMON STOCK2                  N         N         N      P       P      P        P
---------------------------------------------------                      -----------------
------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES3        N         N         N      A       A      A        A
------------------------------------------------------------------------------------------
----------------------------------------------------------        ------------------------
DERIVATIVE CONTRACTS AND       N         A         A      A       A      A        A
SECURITIES
---------------------------------------------------               ------------------------
------------------------------------------------------------------------------------------
CORPORATE FIXED RATE DEBT      N         A         P      P       N      N        N
OBLIGATIONS4
----------------------------------------------------------        ------------------------
------------------------------------------------------------------------------------------
CORPORATE FLOATING RATE DEBT   N         A         A      P       N      N        N
OBLIGATIONS4
------------------------------------------------------------------       -----------------
------------------------------------------------------------------------------------------
FOREIGN SECURITIES             N         A         A      A       A      A        A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
FUTURES AND OPTIONS            N         A         A      A       A      A        A
TRANSACTIONS
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED        N         A         A      A       A      A        A
SECURITIES5
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO           N         A         A      A       A      A        A
SECURITIES
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES     N         A         A      A       N      N        N
-------------------------------          -------------------------------------------------
------------------------------------------------------------------------------------------
MUNICIPAL DEBT  OBLIGATIONS    N         A         A      A       N      N        N
-------------------------------          -------------------------------------------------
------------------------------------------------------------------------------------------
OTHER MONEY MARKET INSTRUMENTS N         A         A      A       A      A        A
-------------------------------          -----------------               -----------------
------------------------------------------------------------------------------------------
PREFERRED STOCKS               N         N         N      A       A      A        A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS          N         A         A      A       A      A        A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
SECURITIES OF OTHER            A         A         A      A       A      A        A
INVESTMENT COMPANIES
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
STRIPPED BONDS                 N         A         A      A       N      N        N
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U.S. GOVERNMENT SECURITIES     P         P         P      P       A      A        A
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WARRANTS                       N         N         N      A       A      A        A
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WHEN-ISSUED AND DELAYED        A         A         A      A       A      A        A
DELIVERY TRANSACTIONS
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ZERO COUPON CONVERTIBLE        N         N         N      A       A      A        A
SECURITIES
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1. The TREASURY MONEY MARKET FUND, FIXED INCOME FUND AND GROWTH FUND may pledge 10% (15% for LIMITED MATURITY GOVERNMENT FUND)of their respective total assets as collateral for such borrowings.
2. The BALANCED FUND will invest in common stocks of companies with market capitalizations of $1 billion or less (small-cap stocks), the GROWTH FUND will invest in common stocks of companies with market capitalizations of at least $250 million and the AGGRESSIVE GROWTH FUND will invest will invest in common stocks of companies with market capitalizations of at least $5 billion or less.
3. The BALANCED FUND and VALUE FUND may invest up to 25% of their respective total assets in below investment grade convertible securities (rated BB and below by a nationally recognized statistical rating organization (NRSRO)). An NRSRO is Moody's, S&P and Fitch
4. The Corporate Debt Obligations that the Funds invest will be rated in one of the three highest rating categories by an NRSRO. 5. ALL FUNDS, except the TREASURY MONEY MARKET FUND, may invest up to 15% of their respective assets in illiquid securities except that the GROWTH
   FUND are limited to 10%. The TREASURY MONEY MARKET FUND cannot invest in illiquid and restricted securities.
SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.
   COMMON STOCKS
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. PREFERRED STOCKS Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The
   Fund [MAY ALSO/WILL] treat such redeemable preferred stock as a fixed income security.
   INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
   REAL ESTATE INVESTMENT TRUSTS (REITS)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market. WARRANTS Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.
   TREASURY SECURITIES
   Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities. CORPORATE DEBT SECURITIES Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
      COMMERCIAL PAPER
      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds or bank loans to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer. DEMAND INSTRUMENTS Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
   MUNICIPAL SECURITIES
   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities. MORTGAGE BACKED SECURITIES Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
         COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. [Z CLASSES,] IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.
   ASSET BACKED SECURITIES
   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs. Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities. ZERO COUPON SECURITIES Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. BANK INSTRUMENTS Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. CREDIT ENHANCEMENT Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics. FOREIGN SECURITIES Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
    it is organized under the laws of, or has a principal office located in, another country; the principal trading market for its securities is in another country; or it (or its subsidiaries) derived in its most current fiscal year at least
   50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
   DEPOSITARY RECEIPTS
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Fund may trade in the following types of derivative contracts.
   FUTURES CONTRACTS
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures CONTRACTS are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. OPTIONS Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may:
   Buy call options on [INSERT PER INSTRUCTIONS] in anticipation of an increase in the value of the underlying asset. Buy put options on [INSERT PER INSTRUCTIONS] in anticipation of a decrease in the value of the underlying asset. Write call options on [INSERT PER INSTRUCTIONS] to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. Write put options on [INSERT PER INSTRUCTIONS](to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Buy or write options to close out existing options positions.
SPECIAL TRANSACTIONS
   REPURCHASE AGREEMENTS
   Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. REVERSE REPURCHASE AGREEMENTS Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. WHEN ISSUED TRANSACTIONS When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions SO THAT the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default. Some Funds may have leverage risks.
      TO BE ANNOUNCED SECURITIES (TBAS)
      As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.
   SECURITIES LENDING
   The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks. Some Funds may have leverage risks.
ASSET COVERAGE
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. INVESTMENT LIMITATIONS FUNDAMENTAL LIMITATIONS The following investment limitations are fundamental and cannot be changed without shareholder approval. SELLING SHORT AND BUYING ON MARGIN

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds will not issue senior securities except that a Fund may borrow money directly (or with respect to the BALANCED FUND and VALUE FUND, through reverse repurchase agreements) in amounts up to one-third of the value of their respective total including the amounts borrowed (except to the extent that FIXED INCOME FUND, GROWTH FUND and AGGRESSIVE GROWTH FUND may enter into futures contracts). The Funds will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding. PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. However, the TREASURY MONEY MARKET FUND, LIMITED MATURITY GOVERNMENT FUND, FIXED INCOME FUND, GROWTH FUND and AGGRESSIVE GROWTH FUND may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% (15% with respect to the LIMITED MATURITY GOVERNMENT
FUND) of the value of total assets at the time of the pledge. (For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial future contracts and related options and the segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis). LENDING CASH OR SECURITIES

The Funds will not lend any of their assets, except, that each Fund, other than TREASURY MONEY MARKET FUND, will lend portfolio securities (limited with respect to LIMITED MATURITY GOVERNMENT FUND, FIXED INCOME FUND, GROWTH FUND and AGGRESSIVE GROWTH FUND to one-third of the value of its respective total assets). This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

     The TREASURY MONEY MARKET FUND will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations permitted by its investment objective, policies and limitations, or Declaration of Trust.

INVESTING IN COMMODITIES

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts (except to the extent that a Fund may engage in transactions involving futures contracts or options on futures contracts and related options with respect to financial instruments, securities, or securities indices). INVESTING IN REAL ESTATE

The Funds will not purchase or sell real estate, including limited partnership interests, although the Funds (except for TREASURY MONEY MARKET FUND) may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of each Fund's total assets, the Funds will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. In addition, each Fund will not acquire more than 10% of the outstanding voting securities of that issuer. (For purposes of this limitation, the BALANCED FUND, VALUE FUND, GROWTH FUND and AGGRESSIVE GROWTH FUND consider common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.) CONCENTRATION OF INVESTMENTS

A Fund will not invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry (other than securities issued by the U.S. government, its agencies or instrumentalities).

Due to the limited focus of its investment objective, this limitation has no applicability to TREASURY MONEY MARKET FUND.
UNDERWRITING

     The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Funds may purchase pursuant to its investment objective, policies, and limitations.

NON-FUNDAMENTAL LIMITATIONS

     The following investment limitations are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

A Fund will not invest more than 15% (10% with respect to TREASURY MONEY MARKET
FUND) of its respective net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Trustees, repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and over-the-counter options. PURCHASING SECURITIES TO EXERCISE CONTROL

The Funds will not purchase securities of a company for the purpose of exercising control or management.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of affiliated money market funds as an efficient means of managing a Fund's uninvested cash.
INVESTING IN OPTIONS

A Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's respective total assets would be invested in premiums on put option positions. WRITING COVERED CALL OPTIONS

A Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. ARBITRAGE TRANSACTIONS

The Funds will not enter into transactions for the purpose of engaging in arbitrage.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items. REGULATORY COMPLIANCE. The TREASURY MONEY MARKET FUND may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations. In particular, the TREASURY MONEY MARKET FUND will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the TREASURY MONEY MARKET FUND'S total assets in the securities of any one issuer, although the TREASURY MONEY MARKET FUND'S fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The TREASURY MONEY MARKET FUND will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The TREASURY MONEY MARKET FUND may change these operational policies to reflect changes in the laws and regulations without shareholder approval. PORTFOLIO TURNOVER. For the fiscal years ended November 30, 1998 and 1997, the portfolio turnover rates were ___% and 40%, respectively, for LIMITED MATURITY GOVERNMENT FUND; ___% and 37%, respectively, for the FIXED INCOME FUND; ___% and 40%, respectively, for the GROWTH FUND; ___% and 31%, respectively, for the VALUE FUND; and ___% and 34%, respectively, for the BALANCED FUND. DETERMINING MARKET VALUE OF SECURITIES USE OF THE AMORTIZED COST METHOD (TREASURY MONEY MARKET FUND ONLY)

The Trustees have decided that the best method for determining the value of portfolio instruments for the TREASURY MONEY MARKET FUND is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The TREASURY MONEY MARKET FUND's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the TREASURY MONEY MARKET FUND is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The TREASURY MONEY MARKET FUND acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies. MONITORING PROCEDURES. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. INVESTMENT RESTRICTIONS. The Rule requires that the TREASURY MONEY MARKET FUND limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the TREASURY MONEY MARKET FUND will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the TREASURY MONEY MARKET FUND, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. MARKET VALUES (ALL OTHER FUNDS) Market values of portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

WHAT DO SHARES COST?
The TREASURY MONEY MARKET FUND attempts to stabilize the net asset value (NAV) of Shares at $1.00 by valuing its portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV and redeemed at NAV less any applicable contingent deferred sales charge (applies to Investment Shares only) on days on which the New York Stock Exchange is open for business. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled. HOW IS THE FUND SOLD? Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis. RULE 12B-1 PLAN (AGGRESSIVE GROWTH FUND AND INVESTMENT SHARES ONLY)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
SHAREHOLDER SERVICES

The Funds (except the AGGRESSIVE GROWTH FUND) may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc., for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others, including Regions Bank and RICI, to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professional receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

HOW TO BUY SHARES
EXCHANGING SECURITIES FOR FUND SHARES
You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes. EXCHANGE PRIVILEGE Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus. REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act or 1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless the Funds' Trustees determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the Funds' Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs. MASSACHUSETTS PARTNERSHIP LAW Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them. ACCOUNT AND SHARE INFORMATION VOTING RIGHTS Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote. As of January __, 1999, Officers and Trustees own less than 1% of the Funds' outstanding shares.

The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the following portfolios as of January __, 1999: HUBCO, c/o Regions Financial Corp., Birmingham, Alabama owned approximately ________ Trust Shares (____%) of the Treasury Money Market Fund; approximately ________ Trust Shares (____%) and ______ Investment Shares (_____%) of Limited Maturity Government Fund; approximately _______ Trust Shares (____%) and______ Investment Shares (_____%) of Fixed Income Fund; approximately _____ Trust Shares (____%) of the Balanced Fund; approximately ________ Trust Shares (____%) and ______ Investment Shares (_____%) of Value Fund; and approximately ______ Trust Shares (____%) and _______ Investment Shares (_____%) of Growth Fund.

IFTC, as custodian for Regions Financial Corporation Profit Sharing Plan, Kansas City, Missouri, owned approximately________ Trust Shares (____%) of Treasury Money Market Fund; approximately _______ Investment Shares (_____%) of Limited Maturity Government Fund; approximately ______ Investment Shares (______%) of Fixed Income Fund; approximately _______ Investment Shares (_____%) of Balanced Fund; approximately _______ Investment Shares (____%) of Value Fund; and approximately ________ Investment Shares (______%) of Growth Fund.

Shareholders owing 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain mattes presented for a vote of shareholders.

WHAT ARE THE TAX CONSEQUENCES?
FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income. CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
WHO MANAGES THE FUNDS?
OFFICERS AND TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year and total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of seven funds and the Federated Fund Complex is comprised of 56 investment companies in the Fund Complex. As of January __, 1999, the Funds' Board and Officers as a group owned [approximately # (___%)] [less than 1%] of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


John F. Donahue#*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.Mr. Donahue is the father of J.
Christopher Donahue, Executive Vice President of the Trust.

Compensation from the Trust             $0

Compensation from Fund Complex    $0


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA
Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____

James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


Edward L. Flaherty, Jr., Esq. #
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Treasurer and Trustee

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Director or Trustee of the Funds; Public relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from the Trust             $_____

Compensation from Fund Complex    $_____


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee and Trustee of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


ADVISER TO THE FUNDS

The Funds' investment adviser is the Capital Management Group, a unit of the Trust Division of Regions Bank (Adviser), which is a wholly-owned subsidiary of Regions Financial Corp. Because of internal controls maintained by Regions Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Regions Bank or its affiliates' lending relationships with an issuer.

The Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BANKING LAWS
Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Regions Bank is subject to such banking laws and regulations. Regions Bank believes, based on the advice of its counsel, that it may perform the services contemplated by the investment advisory and custody agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent Regions Bank from continuing to perform all or a part of the services described in the prospectus for its customers and/or the Fund. If Regions Bank were prohibited from engaging in these activities, the Trustees would consider alternative service providers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Regions Bank. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to Capital Management Group is found as a result of any of these occurrences. BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds for a fee at an annual rate as specified below:

            MAXIMUM                   AVERAGE AGGREGATE DAILY NET
          ADMINISTRATIVE FEE          ASSETS OF THE TRUST
            .150%                      on the first $250 million
            .125%                      on the next $250 million
            .100%                      on the next $250 million
            .075%                      on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by FAS, as administrator include, but are not limited to the following:

     o preparation, filing and maintenance of the Trust's governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o prepare, negotiate and administer contracts on behalf of the Fund;

o supervision of the preparation of financial reports;

o preparation and filing of federal and state tax returns;

o assistance with the design, development and operation of a Fund; and

o providing advice to the Funds and Trustees.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds' average net assets for the period plus out-of-pocket expenses.
CUSTODIAN

Regions Bank, Birmingham, Alabama, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds the each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges. INDEPENDENT AUDITORS

Deloitte & Touche LLP, Pittsburgh, Pennsylvania, is the independent auditor for the Funds.


FEES PAID BY THE FUNDS FOR SERVICES

------------------------------------------------------------------------------------------
FUND                ADVISORY FEE PAID/     BROKERAGE COMMISSIONS  ADMINISTRATIVE FEE PAID
                    ADVISORY FEE WAIVED             PAID
                                           -----------------------------------------------
                 -------------------------------------------------------------------------
                    FOR THE FISCAL YEAR FOR THE FISCAL YEAR FOR THE FISCAL YEAR
                  ENDED NOVEMBER 30, 1998 ENDED NOVEMBER 30, ENDED NOVEMBER 30,
                  1998
                                                    1998
                 -------------------------------------------------------------------------
                 -------------------------------------------------------------------------
                  1998     1997     1996    1998    1997    1996   1998    1997    1996
-----------------
                 -------------------------------------------------------------------------
TREASURY MONEY   $       $923,323 $735,258 $       N/A     N/A    $       $218,861$190,715
MARKET FUND      $       $461,662 $427,681

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LIMITED          $       $554,567 $448,104 $       N/A     N/A    $       $94,304 $83,044
MATURITY         $       $0       $48,135
GOVERNMENT FUND
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
FIXED INCOME     $       $1,272,86$1,135,76$       N/A     N/A    $       $201,589$196,480
FUND1            $       $0       $0
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------------------------------------------------------------------------------------------
BALANCED FUND    $       $576,963 $436,997 $       $45,727 $38,576$       $85,552 $70,893
                 $       $0       $48,034
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------------------------------------------------------------------------------------------
VALUE FUND       $       $875,092 $528,160 $       $178,390$135,98$       $129,340$85,580
                 $       $0       $42,523
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------------------------------------------------------------------------------------------
GROWTH FUND      $       $1,925,57$1,242,92$       $382,723$269,88$       $285,419$201,629
                 $       $0       $12,959
------------------------------------------------------------------------------------------
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AGGRESSIVE       N/A     N/A      N/A      N/A     N/A     N/A    N/A     N/A     N/A
GROWTH FUND*

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                           ------------------------------------
                            FOR THE FISCAL YEAR ENDED NOVMBER
                                        30, 1998
---------------------------------------------------------------
---------------------------------------------------------------
FUND                       12B-1 FEE  SHAREHOLDER SERVICES FEE
---------------------------------------------------------------
---------------------------------------------------------------
                           INVESTMENT TRUST SHARES INVESTMENT
                           SHARES                  SHARES
---------------------------------------------------------------
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TREASURY MONEY MARKET FUND $          N/A          $
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LIMITED MATURITY           $          N/A          $
GOVERNMENT FUND
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FIXED INCOME FUND          $          N/A          $
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BALANCED FUND              $          N/A          $
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VALUE FUND                 $          N/A          $
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GROWTH FUND                $          N/A          $
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AGGRESSIVE GROWTH FUND*    N/A        N/A          N/A
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    The Aggressive Growth Fund was not effective until December 1, 1998. N/A = Not Applicable.
HOW DO THE FUNDS MEASURE PERFORMANCE?
The Funds may advertise each Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for a Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. YIELD

The TREASURY MONEY MARKET FUND calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:
    o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

    o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

    o multiplying the base period return by 365/7.

The yield for the other Funds shares is calculated by dividing: (i)the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees. EFFECTIVE YIELD (TREASURY MONEY MARKET FUND ONLY)

The TREASURY MONEY MARKET FUND's effective yield for both classes of shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The TREASURY MONEY MARKET FUND's effective yield for Trust Shares for the seven-day period ended November 30, 1998, was ____%. The TREASURY MONEY MARKET FUND's effective yield for Investment Shares was ____% for the same period.

-------------------------------------------------------------------------------
FUND               AVERAGE ANNUAL TOTAL RETURN               YIELD
                    for the following periods     for the 30-day period ended
                     ended November 30, 1998           November 30, 1998
                  -------------------------------------------------------------
                  -------------------------------------------------------------
                  TRUST SHARES   INVESTMENT       TRUST SHARES    INVESTMENT
                     One Year    SHARES                             SHARES
                    Five Year       One Year
                      Since         Five Year
                    Inception    Since Inception
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TREASURY    MONEY %              %                     %              %
MARKET FUND       %              N/A
                  %(a)           %
-------------------------------------------------------------------------------
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LIMITED  MATURITY %              %                     %              %
GOVERNMENT FUND   N/A            N/A
                  %(b)           %
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FIXED INCOME FUND %              %                     %              %
                  %              N/A
                  %(c)           %
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
BALANCED FUND     %              %                     %              %
                  %              N/A
                  %(d)           %
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VALUE FUND        %              %                     %              %
                  %              N/A
                  %(d)           %
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GROWTH FUND       %              %                     %              %
                  N/A            N/A
                  %(c)           %
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AGGRESSIVE        N/A            N/A                  N/A            N/A
GROWTH FUND*
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 (a) April 14, 1992 (b) December 12, 1993 (c) April 20, 1992 (d) December 19,
 1994
* The Aggressive Growth Fund was not effective and offered until December 1998.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices; o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include: LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUA FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

TREASURY MONEY MARKET FUND:

      o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

     o LEHMAN BROTHERS TREASURY BOND INDEX comprised entirely of U.S. Treasury obligations. Flower bonds and foreign issues are excluded.

      o IBC/DONOHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly reinvestment of dividends over a specified period of time.

LIMITED MATURITY GOVERNMENT FUND:

     o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

      o MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt with maturities between 1 and 4.99 years. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

      o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

      o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

      o MERRILL LYNCH 2-YEAR TREASURY CURVE INDEX is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

     o 2-YEAR TREASURY NOTE-Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

        Investors may use such a reporting service or indices in addition to the Fund's prospectus to obtain a more complete view of the Fund's performance before investing.

FIXED INCOME FUND:

      O LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of maturity of nine years. It calculates total return for one month, three month, twelve month, and ten year periods, and year-to-date.

      o MERRILL LYNCH GOVERNMENT/CORPORATE INDEX is comprised of approximately 4,800 issues which include publicly placed, nonconvertible coupon-bearing domestic debt carrying a term to maturity of at least one year, with par amounts outstanding at no less than $10 million at the start and close of the performance measurement period, and which must be rated by S&P or Moody's as investment grade issues (i.e., BBB/Baa or better).

      o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. Government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

      o LEHMAN BROTHERS GOVERNMENT (LT) INDEX, for example, is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

BALANCED FUND:

      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

      o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.

      o S&P 500/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) AND THE S&P 500/LEHMAN GOVERNMENT (WEIGHTED INDEX) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.

      o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

VALUE FUND:

      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

      o S&P/BARRA VALUE INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

GROWTH FUND:

      o DOW JONES INDUSTRIAL AVERAGE ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

      O S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratio (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

AGGRESSIVE GROWTH FUND:

        Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit shares, commingled, endowment/foundation, and mutual funds.

      o FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

      o SEI data base for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

     o MERCER MEIDINGLER, INC. complies a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

      o CALLAN ASSOCIATES, INC. maintains a detailed database of approximately 1900 equity mutual funds, representing about 500 investment managers, and divides them into style groups based on asset mix and fund objectives. The funds are ranked quarterly based in performance and risk characteristics.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time. Advertisements for Investment Shares and shares of Aggressive Growth Fund may quote performance information which does not reflect the effect of the contingent deferred sales charge. Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well s business and institutions, have entrusted over $4.4 trillion to the more than 6,700 mutual funds available. FINANCIAL STATEMENTS The financial statements for the fiscal year ended November 30, 1998, are incorporated herein by reference from the Funds' Annual Report dated November 30, 1998 (File Nos. 33-44737 and 811-6511). A copy of the Annual Report for a Fund may be obtained without charge by contacting Regions Funds at the address located on the back cover of the SAI or by calling the Regions Funds at 1-800-433-2829.

APPENDIX
STANDARD AND POOR'S BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. NR--Not rated by Moody's. FITCH IBCA, INC. LONG-TERM DEBT RATINGS AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. NR--NR indicates that Fitch does not rate the specific issue. STANDARD AND POOR'S COMMERCIAL PAPER RATINGS A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. FITCH IBCA, INC. SHORT-TERM RATINGS F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.

ADDRESSES
REGIONS TREASURY MONEY MARKET FUND
REGIONS LIMITED MATURITY GOVERNMENT FUND
REGIONS FIXED INCOME FUND
REGIONS BALANCED FUND
REGIONS VALUE FUND
REGIONS GROWTH FUND
REGIONS AGGRESSIVE GROWTH FUND                        5800 Corporate Drive
                                                      Pittsburgh, PA 15237-7010

Distributor
            Federated Securities Corp.          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

Adviser to all Funds
            Regions Bank                        P.O. Box 10247
            Capital Management Group            Birmingham, AL 35202

Custodian
            Regions Bank                        417 North 20th Street
                                                Birmingham, AL 35203

Transfer Agent, Dividend Disbursing Agent and Portfolio Accounting Services
            Federated Shareholder Services Company    Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

Independent Auditors
            Deloitte & Touche LLP               2500 One PPG Place
                                                Pittsburgh, PA 15222-5401









                                   APPENDIX A

1. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Treasury Money Market Fund (Fund) as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended November 30, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1992 through 1997, are 2.03%, 2.35%, 3.35%, 5.09%,
4.36% and 4.40%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was ____%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended June 30, 1995, was 1.30%. Its lowest quarterly return for the quarter ended June 30, 1993, was 0.56%.

The Fund's 7-day net yield for Investment Shares was 4.73%, as of December 31, 1997.

2. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Limited Maturity Government Fund (Fund) as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 12.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended November 30, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1997, are 0.10%, 0.30%, 10.83%, 3.29%, and 5.55%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was ____%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended June 30, 1995, was 3.39%. Its lowest quarterly return for the quarter ended March 31, 1994, was -0.80%.

Average Annual Total Return for the Fund compared to Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3) through December 31, 1997.

CALENDAR PERIOD         TRUST SHARES      INVESTMENT SHARES ML1-3
1Year                                 N/A             5.55%
5 Year                                N/A       N/A
Start of Performance*   N/A         4.89%
1998 YTD thru 9/30/98   ____%       ____%

* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and December 12, 1993, respectively. The start of performance rate of return for Investment Shares represents the cumulative rate of return.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to ML1-3, a broad-based market index. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

3. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Fixed Income Fund (Fund) as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended November 30, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1992 through 1997, are 9.28%, 8.40%, -4.74%, 15.99%,
3.58%, and 7.96%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was ____%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended June 30, 1995, was 6.26%. Its lowest quarterly return for the quarter ended March 31, 1994, was -3.36%.

Average Annual Total Return for the Fund compared to Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10) through December 31, 1997.

CALENDAR PERIOD         TRUST SHARES      INVESTMENT SHARES ML1-10
1 Year                  N/A         7.96%             %
5 Year                  N/A         6.02%             %
Start of Performance*   N/A         6.92%             %
1998 YTD thru 9/30/98   ____%       ____%             ____%

* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and April 20, 1992, respectively. The start of performance rate of return for Investment Shares represents the cumulative rate of return.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to ML1-10, a broad-based market index. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

4. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Balanced Fund (Fund) as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 20.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended November 30, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1997, are 0.34%, 19.64%, 11.93%, and 19.69%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was ____%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended June 30, 1997, was 10.40%. Its lowest quarterly return for the quarter ended September 30, 1998, was -2.43%.

Average Annual Total Return for the Fund compared to S&P 500/Lehman Brothers Government/ Corporate Index (S&P 500/LH) through December 31, 1997.

CALENDAR PERIOD         TRUST SHARES      INVESTMENT SHARES S&P 500/LH
1 Year                  N/A         19.69%                  %
5 Year                  N/A         N/A               %
Start of Performance*   N/A         16.95%                  %
1998 YTD thru 9/30/98   ____%       ____%             ____%

* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and December 19, 1994, respectively. The start of performance rate of return for Investment Shares represents the cumulative rate of return.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to S&P 500/LH, a broad-based market index. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

5. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Value Fund (Fund) as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 30.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended November 30, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1997, are 0.32%, 25.04%, 18.69%, and 27.24%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was ____%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended June 30, 1997, was 15.60%. Its lowest quarterly return for the quarter ended September 30, 1998, was -9.36%.

Average Annual Total Return for the Fund compared to S&P 500/Barra Value Index (S&P/Barra Value) through December 31, 1997.

CALENDAR PERIOD         TRUST SHARES      INVESTMENT SHARES S&P/BARRA VALUE
1 Year                  N/A         27.24%                  %
5 Year                  N/A         N/A               %
Start of Performance*   N/A         23.42%                  %
1998 YTD thru 9/30/98   ____%       ____%             ____%

* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and December 19, 1994, respectively. The start of performance rate of return for Investment Shares represents the cumulative rate of return.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to S&P/Barra Value, a broad-based market index. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

6. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Growth Fund (Fund) as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended November 30, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1992 through 1997, are 9.47%, 2.14%, 0.50%, 23.65%,
23.03%, and 27.22%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was ____%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended June 30, 1997, was 20.01%. Its lowest quarterly return for the quarter ended September 30, 1998, was -7.68%.

Average Annual Total Return for the Fund compared to S&P 500 Index (S&P 500) through December 31, 1997.

CALENDAR PERIOD         TRUST SHARES      INVESTMENT SHARES S&P 500
1 Year                  N/A         27.22%                  33.26%
5 Year                  N/A         14.72%                  20.27%
Start of Performance*   N/A         14.61%                  %
1998 YTD thru 9/30/98   ____%       ____%             ____%

* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and April 20, 1992, respectively. The start of performance rate of return for Investment Shares represents the cumulative rate of return.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to S&P 500, a broad-based market index. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.





PART C.    OTHER INFORMATION.
Item 23.    Exhibits
                   (a)    (i)  Conformed copy of Declaration of Trust of the
                               Registrant, including conformed copy of
                               Amendment No. 1;(7)
                         (ii) Conformed copy of Amendment No. 2 to Declaration of Trust (4);
                        (iii) Conformed Copy of Amendment No. 3 through 5 to the Declaration of Trust; (12)
                         (iv) Form of Amendment No. 6 to the Declaration of Trust; (12)
                   (b)  Copy of By-Laws of the Registrant (1);
                          (i) Copy of Amendment Nos. 1 through 4 to the
                              By-Laws of the Registrant; (13)
                   (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (4);
                   (d) (i) Conformed copy of Investment Advisory Contract of the Registrant, through and including conformed copies of Exhibits A, B, C, and D;(7)
                         (ii) Conformed Copy of Exhibits E and F to the Investment Advisory Contract of the Registrant to add First Priority Equity Income Fund and First Priority Balanced Fund, respectively, to the Investment Advisory Contract; (11)
                   (e) (i) Conformed copy of Distributor's Contract of the Registrant, including conformed copies of Exhibits A, B, and C;(7) (ii) Conformed Copy of Exhibit D to the Distributor's Contract to add First Priority Equity Income Fund and First Priority
                               Balanced Fund, respectively, to the Distributor's
                        Contract; (11) (iii) Conformed copy of Exhibits E and F to the Distributor's Contract; (13)
                   (f)   Not applicable;
                   (g) Conformed copy of Custodian Contract of the Registrant between First Priority Funds and Regions Bank; (4)


+ All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991. (File Nos. 33-44737 and 811-6511)

(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994. (File Nos. 33-44737 and 811-6511).

(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

(11) Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

(12) Response is incorporated by reference to Post-Effective Amendment No. 12 on Form N-1A filed January 20, 1998 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

                   (h) (i) Conformed copy of Fund Accounting and Shareholder Recordkeeping Agreement (5); (ii) Form of Shareholder Services Plan of the Registrant; (7)
                        (iii) Conformed copy of Shareholder Services Agreement with conformed copy of Exhibit A attached thereto; (13)
                        (iv) Conformed copy of Administrative Services Agreement;(10)
                                (a) Amendment No. 1 to Administrative Services
                                    Agreement; (13)
                  (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (11) (j) Conformed Copy of Independent Auditors Consent;(to be filed by amendment) (k) Not applicable; (l) Conformed Copy of Initial Capital Understanding; (5) (m) (i) Conformed copy of Distribution Plan of the Registrant, through and including conformed copies of Exhibits A and B;(7)
                         (ii) Conformed Copy of Exhibit C to the Distribution
                        Plan of the Registrant; (11) (iii) Copy of Rule 12b-1 Agreement through and including Exhibit A (1);
                         (iv)   Copy of Amendment No. 1 to Exhibit A of the
                                Rule 12b-1 Agreement; (12)
                  (n) Copy of Financial Data Schedules; (to be filed by amendments)
                  (o)     (i) Conformed Copy of Multiple Class Plan; (9)
                         (ii) Conformed copy of Exhibits A & B to
                              Multiple Class Plan; (13)
                  (p)   Conformed copy of Power of Attorney; (14)

+ All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991. (File Nos. 33-44737 and 811-6511)

(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994. (File Nos. 33-44737 and 811-6511).

(5) Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).

(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

(9) Response is incorporated by reference to Post-Effective Amendment No. 9 on Form N-1A filed June 29, 1995 (File Nos. 33-44737 and 811-6511).

(10) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 26, 1996 (File Nos. 33-44737 and 811-6511).

(11) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

(12) Response is incorporated by reference to Post-Effective Amendment No. 12 on Form N-1A filed January 20, 1998 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(14) Response is incorporated by reference to Post-Effective Amendment No. 14 on Form N-1A filed November 9, 1998 (File Nos. 33-44737 and 811-6511).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            None

Item 25.    INDEMNIFICATION: (1)

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

                 (a) The Adviser is a wholly-owned subsidiary of Regions Financial Corp., a bank holding company organized during 1971 under the laws of the State of Delaware, and is a member of the Regions Bank organization. Operating out of more than 700 offices, Regions provides wide range of banking and fiduciary services to its customers. As of August 31, 1998, Regions Financial Corp. was one of the 100 largest bank holding companies in the United States with total assets of approximately $35 billion. Regions is one of only nine banking companies in the nation to be named to Keefe, Bruyette & Woods, Inc.'s 1995 Bank Honor Roll, which recognizes companies that continually report annual increases in their earnings per share. Also, Thomson BankWatch has given Regions Financial Corporation its highest rating of "A", a distinction earned by less than 1% of U.S. financial institutions. In addition, Veribanc, Inc. has designated Regions' flagship bank, First Alabama Bank, as a Blue Ribbon Bank. The Blue Ribbon rating symbol symbolizes excellence in asset quality, capital strength, liquidity, and profitability, as well as other key financial thresholds.

                 As fiduciary, Regions Bank managed over $7 billion in discretionary assets as of August 31, 1998. It manages ten common trust funds and collective investment funds having a market value in excess of $480 million as of August 31, 1998. Regions Bank has been adviser to First Priority Funds since inception with a market value of approximately $1.2 billion as of August 31, 1998.

                                                       Other Substantial
                             Position with             Business, Profession,
NAME                         THE ADVISER               VOCATION OR EMPLOYMENT

J. Stanley Mackin          Chairman of the Board

Richard D. Horsley         Vice Chairman of the
                           Board and Executive
                           Financial Officer

Sam P. Faucett             President/Western Region
                           President/Florida Region

Joe M. Hinds, Jr.          President/Northern Region
                           President/Tennessee Region

Wilbur B. Hufham           President/Southeastern
                           Region

William E. Jordan          President/Central Region

Carl E. Jones, Jr.         Chief Executive Officer

William E. Askew           Executive Vice President/
                           Retail Banking

Delmar F. Epton            Executive Vice President/
                           Operations Group

Robert P. Houston          Executive Vice President
                           and Comptroller

E.C. Stone                 Executive Vice President
                           Corporate Banking

Richard E. Wambsganss      Executive Vice President/
                           Trust Group

Will G. Fisher             Senior Vice President/
                           International Banking

Douglas W. Graham          Senior Vice President/
                           Personnel


J. Kenneth Alderman        Senior Trust Investment
                           Officer

Jackie D. Oliver           Senior Vice President/
                           Revolving Credit

Edward A. Solomon          Senior Vice President/
                           Operations

Loring C. Muir             Senior Vice President/
                           Compliance

Samuel E. Upchurch, Jr.    General Counsel

E. Eldridge, Jr.           Corporate Auditor

Sheila S. Blair            Director                   Executive Director,
                                                      Greater Birmingham
                                                      Foundation

James B. Boone, Jr.        Director                   Chairman of the Board
                                                      Boone Newspapers, Inc.

Albert P. Brewer           Director                   Professor of Law &
                                                      Government
                                                      Samford University

James S.M. French          Director                   Chairman and President
                                                      Dunn Investment Company

Richard D. Horsley         Director                   Vice Chairman of the
                                                      Board and Executive
                                                      Financial Officer
                                                      Regions Financial Corp.

Catesby AP C. Jones        Director                   Proprietor
                                                      Mabry Securities Company

Olin B. King               Director                   Chairman of the Board
                                                      and Chief Executive
                                                      Officer
                                                      SCI Systems, Inc.

William R. Boles           Director                   Attorney,
                                                      Boles, Boles,& Ryan

H. Manning McPhillips, Jr. Director                   Chairman and Chief
                                                      Executive Officer
                                                      McPhillips Manufacturing
                                                      Company, Inc.

J. Stanley Mackin          Director                   Chairman of the Board and
                                                      Chief Executive Officer
                                                      Regions Financial Corp.

Henry E. Simpson           Director                   Attorney
                                                      Lange, Simpson, Robinson
                                                      & Somerville

Robert E. Steiner, III     Director                   Attorney
                                                      Steiner, Crum & Baker

Lee J. Styslinger, Jr.     Director                   Chairman
                                                      ALTEC Industries, Inc.

ITEM 27.    PRINCIPAL UNDERWRITERS:

      (a)...Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Peachtree Funds; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
1001 Liberty Avenue           Operating Officer, Asst.
Pittsburgh, PA 15222-3779     Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Treasurer and
Federated Investors Tower     President,                       Trustee
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald Petnuch                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin             Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

(c)   Not applicable.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Regions Funds                             5800 Corporate Drive
("Registrant")                            Pittsburgh, PA  15237-7010

Federated Shareholder Services Company    Federated Investors Tower
("Transfer Agent and Dividend             1001 Liberty Avenue
Disbursing Agent)                         Pittsburgh, PA  15222-3779

Federated Administrative Services         Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Regions Bank
Mutual Funds Group                        P.O. Box 10247
("Advisor and Custodian")                 Birmingham, Alabama 35202

Item 29.    MANAGEMENT SERVICES:  Not applicable.

Item 30.    UNDERTAKINGS:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, REGIONS FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of December 1998.
                                  REGIONS FUNDS
                        (formerly, First Priority Funds)

                  BY: /s/ Gail Cagney
                  Gail Cagney, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 2, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Gail Cagney
    GAIL CAGNEY____               Attorney In Fact          December 2, 1998
    ---------------
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President, Treasurer and Trustee
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney